FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets	$ 108	$ 98
Derivative liabilities	128	108
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	70	73
Derivative liabilities	118	70
Derivatives designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	33	21
Derivative liabilities	34	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	37	52
Derivative liabilities	84	41
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	38	25
Derivative liabilities	10	38
Derivatives not designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	0	1
Derivative liabilities	0	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	38	24
Derivative liabilities	$ 10	$ 38